Derivative Instruments and Hedging Activities (Commodity Volumes) (Detail)		9 Months Ended		12 Months Ended
		Sep. 30, 2015 MWh MW-M MMBTU T bbl		Dec. 31, 2014 MWh MW-M MMBTU bbl
Power | Sales | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	13,407,010	[1]	39,946,543
Power | Sales | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	29,872,806		4,999,532
Power | Sales | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	1,202,348
Power | Sales | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	795,983
Power | Purchases | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]			741,005
Power | Purchases | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]			3,426,579
Capacity | Sales | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	538	[1]	6,604
Capacity | Sales | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	878		249
Capacity | Purchases | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MW-M	[2]	6		6
Capacity | Purchases | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MW-M	[2]	3		3
Gas | Purchases | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[2]	61,373,321	[1]	136,349,655
Gas | Purchases | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[2]	98,156,219		42,144,483
Gas | Purchases | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[2]	15,586,507		5,804,511
Gas | Purchases | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MMBTU	[2]	19,636,898		8,969,760
FTR purchase contracts | Purchases | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MW-M	[2]	2,023	[1]	2,803
FTR purchase contracts | Purchases | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MW-M	[2]	2,889
FTR purchase contracts | Purchases | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MW-M	[2]	0		0
FTR purchase contracts | Purchases | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu) | MW-M	[2]	0		0
Oil | Purchases | 2015
Derivative [Line Items]
Volumes (in barrels) | bbl	[2]	29,795	[1]	421,019
Oil | Purchases | 2016
Derivative [Line Items]
Volumes (in barrels) | bbl	[2]	60,000		374,334
Oil | Purchases | 2017
Derivative [Line Items]
Volumes (in barrels) | bbl	[2]	0		251,670
Oil | Purchases | Thereafter
Derivative [Line Items]
Volumes (in barrels) | bbl	[2]	0		60,000
Credit Risk Contract | Purchases | 2015
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[1],[2]	475,320
Credit Risk Contract | Purchases | 2016
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	1,393,430
Credit Risk Contract | Purchases | 2017
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	538,584
Credit Risk Contract | Purchases | Thereafter
Derivative [Line Items]
Volumes (in MWh, MW-Month, MMBtu)	[2]	0
Emission Allowance | Purchases | 2015
Derivative [Line Items]
Volumes (tons) | T	[1],[2]	2,253,123
Emission Allowance | Purchases | 2016
Derivative [Line Items]
Volumes (tons) | T	[2]	0
Emission Allowance | Purchases | 2017
Derivative [Line Items]
Volumes (tons) | T	[2]	0
Emission Allowance | Purchases | Thereafter
Derivative [Line Items]
Volumes (tons) | T	[2]	0

[1]	Represents balance of the current year.
[2]	Volumes for option contracts factor in the probability of an option being exercised and may be less than the notional amount of the option.